Significant Acquisition And Equity Transactions (Details 11) ¥ in Millions, HKD in Millions	1 Months Ended
	Jun. 25, 2015 CNY (¥)	Apr. 30, 2015 HKD	Apr. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
A joint venture under the brand name Koubei
Investment
Total cash consideration expected	¥ 3,000
Tmall online pharmacy business
Investment
Ownership of investee prior to transaction, percentage		90.00%	90.00%
Alibaba Health | Share purchase agreement with Alibaba Health
Investment
Ownership of investee prior to transaction, percentage		38.00%	38.00%
Aggregate principal amount of the convertible bonds of investee to be issued to Company		HKD 2,160	¥ 1,711
Ownership of investee upon completion of transaction, percentage		53.00%	53.00%
Ownership of investee upon completion of transaction and conversion of convertible bonds, percentage		55.00%	55.00%
Shiji Information | Share purchase agreement with Shiji Information | Ordinary Shares
Investment
Company's equity interest upon completion of agreement				15.00%
Total cash consideration expected				¥ 2,810